Description of Business and Basis of Presentation	3 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Description of Business and Basis of Presentation

1. Description of Business and Basis of Presentation

ChargePoint Holdings, Inc. (“ChargePoint” or the “Company,” “it,” “its”) designs, develops, and markets networked electric vehicle (“EV”) charging system infrastructure and cloud-based services which enable consumers the ability to locate, reserve, authenticate, and transact charging sessions for EVs. As part of its networked charging systems, subscriptions, and other offerings, the Company provides an open platform that integrates with system hardware from multiple manufacturers, connecting systems over an intelligent network that provides real-time information about charging systems. This network provides multiple web-based portals for charging system owners, fleet managers, drivers, and utilities.

The Company’s fiscal year ends on January 31. References to fiscal year 2021 relate to the fiscal year ended January 31, 2021 and to fiscal year 2022 refer to the fiscal year ending January 31, 2022.

Basis of Presentation

The condensed consolidated financial statements and accompanying notes are unaudited and have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and regulations of the U.S. Securities and Exchange Commission (“SEC”) for interim financial reporting. The Company’s condensed consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation. Certain information and footnote disclosures normally included in consolidated financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements for the year ended January 31, 2021 and the related notes included in the Company’s Current Report on Form 8-K filed with the SEC on March 1, 2021 and as amended and filed with the SEC on April 1, 2021, which provides a more complete discussion of the Company’s accounting policies and certain other information. The information as of January 31, 2021 included on the condensed consolidated balance sheets was derived from the Company’s audited consolidated financial statements. The condensed consolidated financial statements were prepared on the same basis as the audited consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments necessary for a fair statement of the Company’s financial position as of April 30, 2021 and the results of operations and cash flows for the three months ended April 30, 2021 and 2020. The results of operations for the three months ended April 30, 2021 are not necessarily indicative of the results that may be expected for the year ending January 31, 2022.

The Company’s condensed consolidated financial statements have been prepared on the basis of continuity of operations, the realization of assets, and the satisfaction of liabilities in the ordinary course of business. Since inception, the Company has been engaged in developing its product offerings, raising capital, and recruiting personnel. The Company’s operating plan may change as a result of many factors currently unknown and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than planned. If adequate funds are not available to the Company on a timely basis, it may be required to delay, limit, reduce, or terminate certain commercial efforts, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of the Company’s stockholders. The Company has incurred net operating losses and negative cash flows from operations in every year since inception and expects this to continue for the foreseeable future. As of April 30, 2021, the Company had an accumulated deficit of $597.1 million.

The Company has funded its operations primarily with proceeds from the issuance of redeemable convertible preferred stock, borrowings under its loan facilities, customer payments and proceeds from the Reverse Recapitalization (as defined below). The Company had cash, cash equivalents, and restricted cash of $610.2 million as of April 30, 2021. As of June 11, 2021, the date on which these condensed consolidated financial statements were available to be issued, the Company believes that its cash on hand, together with cash generated from sales to customers, will satisfy its working capital and capital requirements for at least the next twelve months.

The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of, and its near- and long-term future capital requirements will depend on, many factors, including its growth rate, subscription renewal activity, the timing and extent of spending to support its infrastructure and research and development efforts, the expansion of sales and marketing activities, the timing of new introductions of products or features, the continuing market adoption of its networked charging systems platform, and the overall market acceptance of EVs. The Company may in the future enter into arrangements to acquire or invest in complementary businesses, services, and technologies, including intellectual property rights, although it has no agreements or commitments to complete any material transactions as of June 11, 2021, the date on which these condensed consolidated financial statements were available to be issued. The Company has based its estimates on assumptions that may prove to be wrong, and it could use its available capital resources sooner than it currently expects. The Company may be required to seek additional equity or debt financing. Future liquidity and cash requirements will depend on numerous factors, including market penetration, the introduction of new products, and potential acquisitions of related businesses or technology. In the event that additional financing is required from outside sources, the Company may not be able to raise it on acceptable terms or at all. If the Company is unable to raise additional capital when desired, or if it cannot expand its operations or otherwise capitalize on its business opportunities because it lacks sufficient capital, its business, operating results, and financial condition would be adversely affected.

On February 26, 2021 (“Closing Date”), Switchback Energy Acquisition Corporation (“Switchback”), consummated the previously announced merger with Switchback, Lightning Merger Sub Inc., a wholly owned subsidiary of Switchback incorporated in the State of Delaware and ChargePoint, Inc., a Delaware corporation (“Legacy ChargePoint”) with the Legacy ChargePoint surviving as the surviving company and as a wholly-owned subsidiary of Switchback (“Merger” and, collectively with the other transactions described in the Merger Agreement (as defined below), the “Reverse Recapitalization”). As a result of the Merger, Switchback was renamed “ChargePoint Holdings, Inc.”

Please refer to Note 3 “Reverse Recapitalization” for further details of the Merger.

1.    Description of Business and Basis of Presentation

ChargePoint, Inc. (“ChargePoint” or the “Company,” “it,” “its”) designs, develops, and markets networked electric vehicle (“EV”) charging system infrastructure and cloud-based services which enable consumers the ability to locate, reserve, authenticate, and transact charging sessions for EVs. As part of its networked charging systems, subscriptions, and other offerings, the Company provides an open platform that integrates with system hardware from multiple manufacturers, connecting systems over an intelligent network that provides real-time information about charging systems. This network provides multiple web-based portals for charging system owners, fleet managers, drivers, and utilities.

On September 23, 2020, the Company entered into a merger agreement (the “Merger Agreement”) with Switchback Energy Acquisition Corporation (“Switchback”), where a subsidiary of Switchback was to merge with the Company (collectively with the other transactions described in the Merger Agreement, the “Merger”). As a result of the proposed Merger, Switchback was to be renamed to ChargePoint Holdings, Inc.

On February 26, 2021 (the “Closing Date”), ChargePoint Holdings, Inc. consummated the Merger by and among Switchback, Lightning Merger Sub Inc., a subsidiary of the Company (“Merger Sub”), and ChargePoint. At the Closing, Merger Sub merged with and into ChargePoint, with ChargePoint surviving the Merger as a wholly owned subsidiary of ChargePoint Holdings, Inc.

In addition, as part of the Merger, certain investors purchased an aggregate of 22,500,000 shares of Common Stock (“PIPE Investors”) concurrently with the Closing for an aggregate purchase price of $225,000,000.

On February 26, 2021, upon consummation of the Merger, eligible ChargePoint equity holders, including holders of ChargePoint’s redeemable convertible preferred stock which converted into shares of common stock immediately prior to the closing of the Merger, received or have the right to receive shares of common stock at a deemed value of $10.00 per share after giving effect to the exchange ratio of 0.9966 as defined in the Merger Agreement (“Exchange Ratio”). The Merger is accounted for as a reverse recapitalization under U.S. GAAP. For accounting purposes, the financial statements of the Company will represent a continuation of the financial statements of ChargePoint with the Merger treated as the equivalent of ChargePoint issuing stock for the net assets of Switchback, accompanied by a recapitalization. Accordingly, all periods prior to the Merger for the reported share and per share amounts have been retrospectively adjusted using the Exchange Ratio to effect the reverse recapitalization. See Note 18 for more information.

The Company’s fiscal year ends on January 31. References to fiscal years 2021, 2020, and 2019 relate to the fiscal years ended January 31, 2021, January 31, 2020, and January 31, 2019, respectively.

Basis of Presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Company’s consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

The Company’s consolidated financial statements have been prepared on the basis of continuity of operations, the realization of assets, and the satisfaction of liabilities in the ordinary course of business. Since inception, the Company has been engaged in developing its product offerings, raising capital, and recruiting personnel. The Company’s operating plan may change as a result of many factors currently unknown and there can be no assurance that the current operating plan will be achieved in the time frame anticipated by the Company, and it may need to seek additional funds sooner than planned. If adequate funds are not available to the Company on a timely basis, it may be required to delay, limit, reduce, or terminate certain commercial efforts, or pursue merger or acquisition strategies, all of which could adversely affect the holdings or the rights of the Company’s stockholders. The Company has incurred net operating losses and negative cash flows from operations in every year since inception and expects this to continue for the foreseeable future. As of January 31, 2021, the Company had an accumulated deficit of $679.4 million.

The Company has funded its operations primarily with proceeds from the issuance of redeemable cash proceeds of $127.0 million, net of issuance costs of $0.2 million in July and August 2020 through the issuance of 22.4 million shares of Series H-1 redeemable convertible preferred stock and 22.4 million common stock warrants. The Company had cash, cash equivalents, and restricted cash of $145.9 million as of January 31,

2021. In February 2021, the Company received cash proceeds of $484.1 million from the Merger. As of March 31, 2021, the date on which these consolidated financial statements were available to be issued, the Company believes that its cash on hand as of January 31, 2021 and the proceeds from the Merger, together with cash generated from sales to customers will satisfy its working capital and capital requirements for at least the next twelve months following the issuance of the consolidated financial statements.

The Company’s assessment of the period of time through which its financial resources will be adequate to support its operations is a forward-looking statement and involves risks and uncertainties. The Company’s actual results could vary as a result of, and its near- and long-term future capital requirements will depend on, many factors, including its growth rate, subscription renewal activity, the timing and extent of spending to support its infrastructure and research and development efforts, the expansion of sales and marketing activities, the timing of new introductions of products or features, the continuing market adoption of its networked charging systems platform, and the overall market acceptance of EVs. The Company may in the future enter into arrangements to acquire or invest in complementary businesses, services, and technologies, including intellectual property rights, although it has no agreements or commitments to complete any material transactions as of March 31, 2021, the date on which these consolidated financial statements were available to be issued. The Company has based its estimates on assumptions that may prove to be wrong, and it could use its available capital resources sooner than it currently expects. The Company may seek additional equity or debt financing. Future liquidity and cash requirements will depend on numerous factors, including market penetration, the introduction of new products, and potential acquisitions of related businesses or technology. In the event that additional financing is required from outside sources, the Company may not be able to raise it on acceptable terms or at all. If the Company is unable to raise additional capital when desired, or if it cannot expand its operations or otherwise capitalize on its business opportunities because it lacks sufficient capital, its business, operating results, and financial condition would be adversely affected.